Distribution Date:	09/17/25	Wells Fargo Commercial Mortgage Trust 2016-NXS5
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000CAW3	1.559000%	33,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000CAX1	2.711000%	121,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000CAY9	3.538000%	35,827,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000CAZ6	3.370000%	65,000,000.00	11,309,084.37	11,309,084.37	31,759.68	0.00	0.00	11,340,844.05	0.00	0.00%	30.00%
A-5	95000CBA0	3.372000%	85,000,000.00	85,000,000.00	9,568,664.27	238,850.00	0.00	0.00	9,807,514.27	75,431,335.73	46.73%	30.00%
A-6	95000CBB8	3.635000%	164,769,000.00	164,769,000.00	0.00	499,112.76	0.00	0.00	499,112.76	164,769,000.00	46.73%	30.00%
A-6FL	95000CBK8	6.027580%	50,000,000.00	50,000,000.00	0.00	276,264.08	0.00	0.00	276,264.08	50,000,000.00	46.73%	30.00%
A-6FX	95000CBM4	3.635000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000CBC6	3.382000%	57,007,000.00	2,614,331.92	1,481,349.48	7,368.06	0.00	0.00	1,488,717.54	1,132,982.44	46.73%	30.00%
A-S	95000CBD4	3.988000%	50,320,000.00	50,320,000.00	0.00	167,230.13	0.00	0.00	167,230.13	50,320,000.00	37.53%	24.25%
B	95000CBG7	5.085032%	52,508,000.00	52,508,000.00	0.00	222,504.03	0.00	0.00	222,504.03	52,508,000.00	27.93%	18.25%
C	95000CBH5	5.118032%	39,381,000.00	39,381,000.00	0.00	167,961.00	0.00	0.00	167,961.00	39,381,000.00	20.73%	13.75%
D	95000CBJ1	5.118032%	26,254,000.00	26,254,000.00	0.00	33,773.02	0.00	0.00	33,773.02	26,254,000.00	15.93%	10.75%
E	95000CAJ2	5.118032%	20,784,000.00	20,784,000.00	0.00	0.00	0.00	0.00	0.00	20,784,000.00	12.13%	8.38%
F	95000CAL7	2.874000%	22,185,000.00	22,185,000.00	0.00	0.00	0.00	0.00	0.00	22,185,000.00	8.07%	5.84%
G	95000CAN3	2.874000%	9,539,000.00	9,539,000.00	0.00	0.00	0.00	0.00	0.00	9,539,000.00	6.33%	4.75%
H	95000CAQ6	2.874000%	41,568,836.00	34,607,526.46	0.00	0.00	0.00	0.00	0.00	34,607,526.46	0.00%	0.00%
V	95000CAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000CAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			875,129,838.01	569,270,942.75	22,359,098.12	1,644,822.76	0.00	0.00	24,003,920.88	546,911,844.63

X-A	95000CBE2	1.505697%	662,910,000.00	364,012,416.29	0.00	456,743.56	0.00	0.00	456,743.56	341,653,318.17
X-B	95000CBF9	0.033000%	52,508,000.00	52,508,000.00	0.00	1,443.97	0.00	0.00	1,443.97	52,508,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95000CAC7	2.244032%	22,185,000.00	22,185,000.00	0.00	41,486.53	0.00	0.00	41,486.53	22,185,000.00
X-G	95000CAE3	2.244032%	9,539,000.00	9,539,000.00	0.00	17,838.18	0.00	0.00	17,838.18	9,539,000.00
X-H	95000CAG8	2.244032%	41,568,836.00	34,607,526.46	0.00	64,716.98	0.00	0.00	64,716.98	34,607,526.46
Notional Sub Total			788,710,836.00	482,851,942.75	0.00	582,229.22	0.00	0.00	582,229.22	460,492,844.63

Deal Distribution Total					22,359,098.12	2,227,051.98	0.00	0.00	24,586,150.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000CAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000CAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000CAZ6	173.98591338	173.98591338	0.48861046	0.00000000	0.00000000	0.00000000	0.00000000	174.47452385	0.00000000
A-5	95000CBA0	1,000.00000000	112.57252082	2.81000000	0.00000000	0.00000000	0.00000000	0.00000000	115.38252082	887.42747918
A-6	95000CBB8	1,000.00000000	0.00000000	3.02916665	0.00000000	0.00000000	0.00000000	0.00000000	3.02916665	1,000.00000000
A-6FL	95000CBK8	1,000.00000000	0.00000000	5.52528160	0.00000000	0.00000000	0.00000000	0.00000000	5.52528160	1,000.00000000
A-6FX	95000CBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000CBC6	45.85984037	25.98539618	0.12924834	0.00000000	0.00000000	0.00000000	0.00000000	26.11464452	19.87444419
A-S	95000CBD4	1,000.00000000	0.00000000	3.32333327	0.00000000	0.00000000	0.00000000	0.00000000	3.32333327	1,000.00000000
B	95000CBG7	1,000.00000000	0.00000000	4.23752628	0.00000000	0.00000000	0.00000000	0.00000000	4.23752628	1,000.00000000
C	95000CBH5	1,000.00000000	0.00000000	4.26502628	0.00000000	0.00000000	0.00000000	0.00000000	4.26502628	1,000.00000000
D	95000CBJ1	1,000.00000000	0.00000000	1.28639522	2.97863107	2.97863107	0.00000000	0.00000000	1.28639522	1,000.00000000
E	95000CAJ2	1,000.00000000	0.00000000	0.00000000	4.26502646	4.26502646	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000CAL7	1,000.00000000	0.00000000	0.00000000	2.39499977	8.73209781	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000CAN3	1,000.00000000	0.00000000	0.00000000	2.39499948	92.50484852	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000CAQ6	832.53537482	0.00000000	0.00000000	1.99392232	155.60428683	0.00000000	0.00000000	0.00000000	832.53537482
V	95000CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000CAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000CBE2	549.11287549	0.00000000	0.68899784	0.00000000	0.00000000	0.00000000	0.00000000	0.68899784	515.38416704
X-B	95000CBF9	1,000.00000000	0.00000000	0.02750000	0.00000000	0.00000000	0.00000000	0.00000000	0.02750000	1,000.00000000
X-F	95000CAC7	1,000.00000000	0.00000000	1.87002614	0.00000000	0.00000000	0.00000000	0.00000000	1.87002614	1,000.00000000
X-G	95000CAE3	1,000.00000000	0.00000000	1.87002621	0.00000000	0.00000000	0.00000000	0.00000000	1.87002621	1,000.00000000
X-H	95000CAG8	832.53537482	0.00000000	1.55686293	0.00000000	0.00000000	0.00000000	0.00000000	1.55686293	832.53537482

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/25 - 08/30/25	30	0.00	31,759.68	0.00	31,759.68	0.00	0.00	0.00	31,759.68	0.00
A-5	08/01/25 - 08/30/25	30	0.00	238,850.00	0.00	238,850.00	0.00	0.00	0.00	238,850.00	0.00
A-6	08/01/25 - 08/30/25	30	0.00	499,112.76	0.00	499,112.76	0.00	0.00	0.00	499,112.76	0.00
A-6FL	08/15/25 - 09/16/25	33	0.00	276,264.08	0.00	276,264.08	0.00	0.00	0.00	276,264.08	0.00
A-6FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	7,368.06	0.00	7,368.06	0.00	0.00	0.00	7,368.06	0.00
X-A	08/01/25 - 08/30/25	30	0.00	456,743.56	0.00	456,743.56	0.00	0.00	0.00	456,743.56	0.00
X-B	08/01/25 - 08/30/25	30	0.00	1,443.97	0.00	1,443.97	0.00	0.00	0.00	1,443.97	0.00
X-F	08/01/25 - 08/30/25	30	0.00	41,486.53	0.00	41,486.53	0.00	0.00	0.00	41,486.53	0.00
X-G	08/01/25 - 08/30/25	30	0.00	17,838.18	0.00	17,838.18	0.00	0.00	0.00	17,838.18	0.00
X-H	08/01/25 - 08/30/25	30	0.00	64,716.98	0.00	64,716.98	0.00	0.00	0.00	64,716.98	0.00
A-S	08/01/25 - 08/30/25	30	0.00	167,230.13	0.00	167,230.13	0.00	0.00	0.00	167,230.13	0.00
B	08/01/25 - 08/30/25	30	0.00	222,504.03	0.00	222,504.03	0.00	0.00	0.00	222,504.03	0.00
C	08/01/25 - 08/30/25	30	0.00	167,961.00	0.00	167,961.00	0.00	0.00	0.00	167,961.00	0.00
D	08/01/25 - 08/30/25	30	0.00	111,974.00	0.00	111,974.00	78,200.98	0.00	0.00	33,773.02	78,200.98
E	08/01/25 - 08/30/25	30	0.00	88,644.31	0.00	88,644.31	88,644.31	0.00	0.00	0.00	88,644.31
F	08/01/25 - 08/30/25	30	140,252.61	53,133.07	0.00	53,133.07	53,133.07	0.00	0.00	0.00	193,721.59
G	08/01/25 - 08/30/25	30	857,504.12	22,845.90	0.00	22,845.90	22,845.90	0.00	0.00	0.00	882,403.75
H	08/01/25 - 08/30/25	30	6,370,147.55	82,885.03	0.00	82,885.03	82,885.03	0.00	0.00	0.00	6,468,289.08
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,367,904.28	2,552,761.27	0.00	2,552,761.27	325,709.29	0.00	0.00	2,227,051.98	7,711,259.71

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	24,586,150.10
Benchmark: Term SOFR
	Current Period %	4.477580
	Next Period %	4.257360
	Benchmark Adjustment	0.114480%
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Due to the cessation of LIBOR please see the LIBOR transition notice posted under the Special Notices tab for details on the Next Period rate.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,435,406.12	Master Servicing Fee	2,787.10
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	3,172.42
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	245.10
ARD Interest	0.00	Operating Advisor Fee	893.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	142.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,435,406.12	Total Fees	7,450.59

Principal		Expenses/Reimbursements
Scheduled Principal	17,723,982.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	298,911.96
Principal Prepayments	4,635,115.86	Special Servicing Fees (Monthly)	26,797.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,359,098.12	Total Expenses/Reimbursements	325,709.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,227,051.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,359,098.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	124,805.75	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	124,805.75	Total Payments to Certificateholders and Others	24,586,150.10
Total Funds Collected	24,919,309.99	Total Funds Distributed	24,919,309.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	569,270,942.75	569,270,942.75	Beginning Certificate Balance	569,270,942.75
(-) Scheduled Principal Collections	17,723,982.26	17,723,982.26	(-) Principal Distributions	22,359,098.12
(-) Unscheduled Principal Collections	4,635,115.86	4,635,115.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	546,911,844.63	546,911,844.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	570,913,011.43	570,913,011.43	Ending Certificate Balance	546,911,844.63
Ending Actual Collateral Balance	548,606,637.08	548,606,637.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP
2,000,000 or less	1	1,953,542.50	0.36%	4	4.7300	3.840900	Less than 1.21	8	165,420,753.78	30.25%	4	4.8420	0.655376
2,000,001 to 3,000,000	4	10,213,023.94	1.87%	4	4.9063	3.532388	1.21 to 1.30	2	24,100,454.93	4.41%	5	5.6222	1.237771
3,000,001 to 4,000,000	4	13,149,612.63	2.40%	3	5.2868	1.824297	1.31 to 1.40	5	56,782,228.57	10.38%	4	5.0595	1.359101
4,000,001 to 5,000,000	3	13,105,610.65	2.40%	5	4.9511	3.678486	1.41 to 1.50	2	11,334,518.40	2.07%	3	4.9311	1.451189
5,000,001 to 6,000,000	6	34,184,303.03	6.25%	3	4.9782	1.650904	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	38,893,591.49	7.11%	4	4.8305	1.669590
7,000,001 to 8,000,000	3	22,718,095.32	4.15%	3	5.2174	1.352078	1.71 to 1.80	1	13,497,752.79	2.47%	5	4.8720	1.787500
8,000,001 to 10,000,000	2	16,370,048.67	2.99%	5	4.8010	2.479932	1.81 to 1.90	1	4,151,968.59	0.76%	5	4.9620	1.903300
10,000,001 to 15,000,000	2	26,805,801.51	4.90%	4	4.8859	1.552972	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	4	71,382,349.46	13.05%	4	5.0313	1.244704	2.01 to 2.25	1	5,841,076.78	1.07%	4	5.1850	2.195100
20,000,001 to 30,000,000	4	89,942,529.68	16.45%	4	5.1806	1.042722	2.26 to 2.50	2	13,632,737.03	2.49%	4	4.9407	2.349859
30,000,001 to 50,000,000	1	45,000,000.00	8.23%	4	4.7500	2.806200	2.51 to 2.75	1	8,184,315.14	1.50%	4	4.7300	2.682400
50,000,001 or greater	1	75,000,000.00	13.71%	4	4.4300	0.687400	2.76 or greater	10	77,985,519.89	14.26%	4	4.7816	3.205490
Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	31	127,086,927.24	23.24%	3	5.1086	NAP
							Defeased	31	127,086,927.24	23.24%	3	5.1086	NAP
California	8	75,697,249.98	13.84%	4	4.7276	3.043546
							Industrial	1	19,422,770.39	3.55%	3	4.8700	1.636800
Georgia	1	3,175,974.42	0.58%	4	4.8200	3.190500
							Lodging	14	84,621,185.64	15.47%	4	5.3763	1.700392
Idaho	5	23,350,563.12	4.27%	5	5.6919	1.124941
							Mixed Use	2	27,268,358.14	4.99%	3	4.9790	1.438020
Illinois	3	85,814,723.25	15.69%	4	4.4865	0.846056
							Multi-Family	4	31,452,944.28	5.75%	5	4.8621	1.849244
Massachusetts	1	19,422,770.39	3.55%	3	4.8700	1.636800
							Office	5	116,249,603.65	21.26%	4	4.6211	0.685556
Nevada	1	5,944,214.98	1.09%	3	5.0200	1.056700
							Retail	10	112,526,864.98	20.57%	4	4.9289	1.812264
New York	3	40,227,848.12	7.36%	4	5.3414	0.840295
							Self Storage	7	28,283,190.31	5.17%	4	4.7044	3.144700
North Carolina	1	2,742,968.57	0.50%	3	5.2300	4.210300
							Totals	74	546,911,844.63	100.00%	4	4.9594	1.499774
Oregon	1	3,611,293.45	0.66%	2	6.0500	(0.043400)

Pennsylvania	2	15,526,956.58	2.84%	4	5.0900	1.393200

South Carolina	4	15,513,107.09	2.84%	4	5.0145	2.209648

Tennessee	1	2,348,583.69	0.43%	3	4.9000	1.315100

Texas	5	33,712,181.47	6.16%	5	4.8660	1.816953

Utah	1	19,470,821.10	3.56%	4	4.7910	1.702300

Washington	2	12,490,657.69	2.28%	3	5.3955	0.591806

Washington, DC	2	48,967,128.06	8.95%	4	4.9543	0.828294

Wisconsin	2	11,807,875.43	2.16%	3	5.1572	1.830408

Totals	74	546,911,844.63	100.00%	4	4.9594	1.499774

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	75,000,000.00	13.71%	4	4.4300	0.687400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	86,682,459.10	15.85%	4	4.7279	2.832598	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	139,674,529.10	25.54%	4	4.8967	1.383274	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	61,539,515.77	11.25%	4	5.1485	1.656266	49 months or greater	35	419,824,917.39	76.76%	4	4.9143	1.537839
	5.251% to 5.500%	3	24,710,993.47	4.52%	4	5.4110	1.060683	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774
	5.501% to 5.750%	1	20,904,904.91	3.82%	5	5.6500	1.232600
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	2	11,312,515.04	2.07%	2	6.0500	0.125499
	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP
	59 months or less	35	419,824,917.39	76.76%	4	4.9143	1.537839	Interest Only	4	141,361,801.39	25.85%	4	4.6578	1.418743
	60 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	311 months or less	31	278,463,116.00	50.92%	4	5.0444	1.598298
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	127,086,927.24	23.24%	3	5.1086	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	333,512,402.35	60.98%	4	4.9846	1.776991
	13 months to 24 months	1	75,000,000.00	13.71%	4	4.4300	0.687400
	25 months or greater	2	11,312,515.04	2.07%	2	6.0500	0.125499
	Totals	49	546,911,844.63	100.00%	4	4.9594	1.499774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310930237	OF	Chicago	IL	Actual/360	4.430%	286,104.17	0.00	0.00	N/A	01/11/26	--	75,000,000.00	75,000,000.00	06/11/25
4	310929024	RT	Various	Various	Actual/360	5.150%	155,674.73	115,788.67	0.00	N/A	11/11/25	--	35,103,603.83	34,987,815.16	09/11/25
5	310931130	RT	Torrance	CA	Actual/360	4.750%	184,062.50	0.00	0.00	N/A	01/11/26	--	45,000,000.00	45,000,000.00	09/11/25
7	301741131	LO	Boise	ID	Actual/360	5.650%	102,026.63	65,456.61	0.00	N/A	02/06/26	--	20,970,361.52	20,904,904.91	09/06/25
8	305550008	OF	Washington	DC	Actual/360	4.910%	105,328.53	37,069.17	0.00	N/A	02/05/26	--	24,911,813.51	24,874,744.34	09/05/25
9	305550009	MU	Washington	DC	Actual/360	5.000%	103,884.76	35,688.86	0.00	N/A	12/05/25	--	24,128,072.58	24,092,383.72	09/05/25
10	301741123	LO	Plainview	NY	Actual/360	5.244%	90,858.41	50,211.78	0.00	N/A	01/06/26	--	20,120,708.49	20,070,496.71	09/06/25
11	610931940	RT	St George	UT	Actual/360	4.791%	80,507.20	43,316.50	0.00	N/A	01/11/26	--	19,514,137.60	19,470,821.10	09/11/25
13	310931552	IN	Westfield	MA	Actual/360	4.870%	81,575.24	29,494.76	0.00	N/A	12/11/25	--	19,452,265.15	19,422,770.39	09/11/25
14	305550014	RT	Various	PA	Actual/360	5.090%	68,200.21	33,012.98	0.00	N/A	01/05/26	--	15,559,969.56	15,526,956.58	09/05/25
15	305550015	RT	Various	Various	Actual/360	5.090%	63,129.94	30,558.68	0.00	N/A	01/05/26	10/05/25	14,403,180.08	14,372,621.40	09/05/25
16	305550016	RT	New York	NY	Actual/360	5.438%	79,427.40	0.00	0.00	N/A	01/05/26	--	16,961,801.39	16,961,801.39	06/05/19
17	301741124	RT	East Greenbush	NY	Actual/360	5.250%	68,487.69	20,417.11	0.00	N/A	01/06/26	--	15,149,350.20	15,128,933.09	09/06/25
18	301741126	MF	Houston	TX	Actual/360	4.872%	56,733.57	25,265.48	0.00	N/A	02/06/26	--	13,523,018.27	13,497,752.79	09/06/25
20	310931444	RT	Various	Various	Actual/360	4.900%	56,250.73	23,262.75	0.00	N/A	12/11/25	--	13,331,311.47	13,308,048.72	09/11/25
21	301741125	MF	Houston	TX	Actual/360	4.872%	51,609.24	22,983.45	0.00	N/A	02/06/26	--	12,301,583.72	12,278,600.27	09/06/25
22	305550022	RT	Jonesboro	AR	Actual/360	5.191%	46,730.83	21,838.55	0.00	N/A	01/05/26	--	10,454,259.83	10,432,421.28	09/05/25
23	301741106	IN	Various	Various	Actual/360	5.050%	39,830.94	9,159,462.86	0.00	N/A	11/06/25	09/06/25	9,159,462.86	0.00	09/06/25
24	410932578	SS	Palm Desert	CA	Actual/360	4.730%	33,410.01	18,374.02	0.00	N/A	01/01/26	--	8,202,689.16	8,184,315.14	09/01/25
25	305550025	LO	Various	Various	Actual/360	6.050%	40,245.00	23,759.23	0.00	N/A	11/05/25	--	7,724,980.82	7,701,221.59	09/05/21
26	310931338	OF	Yakima	WA	Actual/360	4.920%	30,758.24	24,915.86	0.00	N/A	12/11/25	--	7,260,010.17	7,235,094.31	09/11/25
27	310931965	LO	Salinas	CA	Actual/360	4.670%	31,364.88	17,734.56	0.00	N/A	12/11/25	--	7,799,513.98	7,781,779.42	08/11/25
28	410932754	SS	Santa Rosa	CA	Actual/360	4.870%	36,568.75	13,148.30	0.00	N/A	10/11/25	--	8,720,110.60	8,706,962.30	09/11/25
29	301741128	MF	Houston	TX	Actual/360	4.872%	34,406.16	15,322.30	0.00	N/A	02/06/26	--	8,201,055.83	8,185,733.53	09/06/25
30	310929355	IN	Worcester	MA	Actual/360	4.930%	32,509.95	7,657,907.97	0.00	N/A	12/11/25	09/11/25	7,657,907.97	0.00	09/11/25
31	310931428	RT	Milan	IL	Actual/360	4.960%	26,955.26	13,657.59	0.00	01/11/26	01/11/36	10/11/25	6,311,065.51	6,297,407.92	09/11/25
32	305550032	OF	Duluth	GA	Actual/360	5.302%	25,002.85	16,209.97	0.00	N/A	01/05/26	--	5,476,342.51	5,460,132.54	09/05/25
34	305550034	LO	Milwaukee	WI	Actual/360	5.130%	26,414.38	12,688.26	0.00	N/A	12/05/25	--	5,979,486.91	5,966,798.65	09/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	301741121	LO	Wes t Bend	WI	Actual/360	5.185%	26,134.24	12,238.68	0.00	N/A	01/06/26	--	5,853,315.46	5,841,076.78	09/06/25
37	410932653	MF	Clute	TX	Actual/360	4.750%	23,028.52	12,573.91	0.00	N/A	01/11/26	--	5,630,063.28	5,617,489.37	09/11/25
38	305550038	OF	Las Vegas	NV	Actual/360	5.020%	25,739.50	10,174.98	0.00	N/A	12/05/25	--	5,954,389.96	5,944,214.98	09/05/25
39	305550039	LO	Rochelle	IL	Actual/360	5.044%	23,709.73	11,736.34	0.00	N/A	12/05/25	--	5,458,739.84	5,447,003.50	09/05/25
40	305550040	LO	Charlotte	NC	Actual/360	5.290%	22,068.39	15,857.10	0.00	N/A	01/05/26	--	4,844,576.03	4,828,718.93	09/05/25
41	410932542	SS	Chicago	IL	Actual/360	4.710%	21,812.68	10,380.14	0.00	N/A	01/11/26	--	5,378,099.89	5,367,719.75	09/11/25
44	305550044	LO	Greenville	SC	Actual/360	5.290%	20,810.71	14,840.69	0.00	N/A	02/05/26	--	4,568,482.75	4,553,642.06	09/05/25
46	301741127	MF	Pasadena	TX	Actual/360	4.962%	17,778.90	8,946.18	0.00	N/A	02/06/26	--	4,160,914.77	4,151,968.59	09/06/25
47	305550047	LO	Winston Salem	NC	Actual/360	5.430%	18,051.74	12,443.97	0.00	N/A	01/05/26	--	3,860,645.59	3,848,201.62	09/05/25
48	305550048	LO	Warrenton	OR	Actual/360	6.050%	18,872.34	11,229.96	0.00	N/A	11/05/25	--	3,622,523.41	3,611,293.45	01/05/21
49	301741122	MF	Houston	TX	Actual/360	4.700%	16,165.80	7,172.90	0.00	N/A	01/06/26	--	3,994,293.94	3,987,121.04	09/06/25
50	410928705	SS	Grass Valley	CA	Actual/360	4.590%	17,391.00	0.00	0.00	N/A	01/11/26	--	4,400,000.00	4,400,000.00	09/11/25
51	305550051	LO	The Dalles	OR	Actual/360	6.050%	18,004.99	3,456,035.88	0.00	N/A	11/05/25	--	3,456,035.88	0.00	09/05/25
52	410932902	SS	Various	CA	Actual/360	4.720%	16,664.22	0.00	0.00	N/A	01/11/26	10/11/25	4,100,000.00	4,100,000.00	09/11/25
53	410932759	MU	Hiram	GA	Actual/360	4.820%	13,211.26	7,034.92	0.00	N/A	01/11/26	--	3,183,009.34	3,175,974.42	09/11/25
54	410932580	SS	Sacramento	CA	Actual/360	4.730%	12,927.49	7,109.55	0.00	N/A	01/01/26	--	3,173,904.29	3,166,794.74	09/01/25
55	305550055	OF	Rensselaer	NY	Actual/360	5.440%	14,999.51	6,433.64	0.00	N/A	01/05/26	--	3,201,983.66	3,195,550.02	09/05/25
56	305550056	LO	Hickory	NC	Actual/360	5.230%	12,394.41	9,136.05	0.00	N/A	12/05/25	--	2,752,104.62	2,742,968.57	09/05/25
58	410932588	SS	Moreno Valley	CA	Actual/360	4.730%	11,282.17	6,204.70	0.00	N/A	01/01/26	--	2,769,953.05	2,763,748.35	09/01/25
59	410921162	SS	Fresno	CA	Actual/360	4.730%	9,989.43	5,493.73	0.00	N/A	01/01/26	--	2,452,563.56	2,447,069.83	09/01/25
60	410932796	RT	Portland	TX	Actual/360	4.920%	9,592.52	4,929.52	0.00	N/A	01/11/26	--	2,264,166.71	2,259,237.19	09/11/25
61	410921160	SS	Fresno	CA	Actual/360	4.730%	7,974.75	4,385.76	0.00	N/A	01/01/26	--	1,957,928.26	1,953,542.50	09/01/25
62	305550062	MF	Tallahassee	FL	Actual/360	5.680%	6,628.54	2,637.60	0.00	N/A	12/05/25	--	1,355,220.90	1,352,583.30	09/05/25
63	305550063	MU	Paoli	PA	Actual/360	5.890%	6,633.35	2,443.70	0.00	N/A	01/05/26	--	1,307,852.09	1,305,408.39	09/05/25
64	305550064	SS	Port Charlotte	FL	Actual/360	5.340%	5,481.73	1,192,111.95	0.00	N/A	11/05/25	--	1,192,111.95	0.00	09/05/25
Totals							2,435,406.12	22,359,098.12	0.00				569,270,942.75	546,911,844.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,340,284.00	0.00	--	--	09/11/25	55,231,640.26	210,455.56	74,861.34	637,669.44	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,141,353.44	3,052,475.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,275,793.84	2,905,378.34	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	955,838.00	474,962.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,984,630.92	1,044,841.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,652,519.66	2,683,494.73	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,819,327.60	1,354,093.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,321,521.37	1,160,760.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,862,795.72	971,947.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	126,132.21	0.00	--	--	08/11/25	16,705,008.23	4,077,038.29	1,096.37	1,808,667.75	250,921.32	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,848,164.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,424,260.70	678,205.33	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,708,687.85	845,021.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,117,292.00	193,793.00	01/01/23	06/30/23	07/11/25	0.00	17,650.15	63,923.14	3,070,527.97	183,308.45	0.00
26	857,449.70	382,207.69	10/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,936,070.51	1,953,194.19	07/01/24	06/30/25	--	0.00	0.00	49,065.86	49,065.86	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,449,801.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	877,717.08	789,507.08	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	874,624.89	1,132,885.81	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	650,624.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	520,079.98	126,912.43	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,158,062.94	1,163,707.36	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	467,514.41	282,151.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,905,650.23	1,006,895.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	670,068.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	324,079.00	53,306.50	01/01/23	06/30/23	06/11/25	1,979,366.00	405,297.67	19,760.85	1,336,549.11	88,178.33	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	942,983.80	479,563.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	759,362.39	394,050.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	845,434.50	385,716.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	373,810.59	189,105.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,185,116.61	1,241,408.64	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	884,728.90	439,488.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	706,500.80	384,876.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	288,711.70	129,699.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	574,416.20	288,840.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	49,831,410.88	26,188,489.84				73,916,014.49	4,710,441.67	208,707.57	6,902,480.13	522,408.10	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
51	305550051	3,445,470.71	Payoff Prior to Maturity	0.00	0.00
64	305550064	1,189,645.15	Payoff Prior to Maturity	0.00	0.00
Totals		4,635,115.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	1	75,000,000.00	3	28,274,316.43	0	0.00	1	16,961,801.39	0	0.00	0	0.00	2	4,635,115.86	4.959417%	4.896995%	4
08/15/25	1	75,000,000.00	0	0.00	3	28,309,305.62	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.968133%	4.907565%	5
07/17/25	0	0.00	0	0.00	3	28,344,113.47	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.968379%	4.907870%	6
06/17/25	1	75,000,000.00	0	0.00	3	28,380,649.98	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.968636%	4.908190%	7
05/16/25	1	75,000,000.00	0	0.00	3	28,415,088.07	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.968877%	4.908491%	8
04/17/25	0	0.00	0	0.00	3	28,451,268.54	1	0.00	1	16,961,801.39	0	0.00	0	0.00	1	612,715.66	4.969130%	4.908805%	9
03/17/25	0	0.00	0	0.00	4	33,453,220.81	1	4,967,880.18	1	16,961,801.39	0	0.00	0	0.00	1	43,227,767.16	4.972213%	4.910191%	10
02/18/25	0	0.00	0	0.00	4	33,505,426.07	1	4,980,390.35	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.988989%	4.930311%	11
01/17/25	0	0.00	0	0.00	4	33,549,379.08	1	4,990,653.58	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.989207%	4.930581%	12
12/17/24	0	0.00	0	0.00	4	33,593,110.85	1	5,000,870.18	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.989423%	4.930849%	13
11/18/24	0	0.00	0	0.00	4	33,639,307.45	1	5,011,774.98	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.989650%	4.931130%	14
10/18/24	0	0.00	0	0.00	4	33,682,586.63	1	5,021,895.60	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.989863%	4.931394%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310930237	06/11/25	2	2	74,861.34	637,669.44	0.00	75,000,000.00	08/02/22	13
16	305550016	06/05/19	74	6	1,096.37	1,808,667.75	618,523.64	17,000,000.00	10/04/18	7			07/05/22
25	305550025	09/05/21	47	6	63,923.14	3,070,527.97	934,601.73	8,760,297.63	12/14/18	13	10/15/20
27	310931965	08/11/25	0	A	49,065.86	49,065.86	0.00	7,799,513.98
48	305550048	01/05/21	55	6	19,760.85	1,336,549.11	166,434.18	4,191,076.68	11/30/18	13	08/13/21
Totals					208,707.57	6,902,480.13	1,719,559.55	112,750,888.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		546,911,845	443,637,528	86,312,515		16,961,801
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	546,911,845	443,637,528	0	75,000,000	11,312,515	16,961,801
Aug-25	569,270,943	465,961,637	75,000,000	0	11,347,504	16,961,801
Jul-25	570,221,376	541,877,262	0	0	11,382,312	16,961,801
Jun-25	571,227,390	467,846,740	75,000,000	0	11,418,849	16,961,801
May-25	572,169,244	468,754,156	75,000,000	0	11,453,287	16,961,801
Apr-25	573,166,992	544,715,723	0	0	11,489,467	16,961,801
Mar-25	579,068,220	545,614,999	0	0	16,491,419	16,961,801
Feb-25	623,511,416	590,005,990	0	0	16,543,625	16,961,801
Jan-25	624,519,655	590,970,276	0	0	16,587,578	16,961,801
Dec-24	625,523,464	591,930,353	0	0	16,631,309	16,961,801
Nov-24	626,590,585	592,951,277	0	0	16,677,506	16,961,801
Oct-24	627,585,298	593,902,711	0	0	16,720,785	16,961,801
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310930237	75,000,000.00	75,000,000.00	30,100,000.00	07/15/25	3,250,989.00	0.68740	12/31/23	01/11/26	I/O
16	305550016	16,961,801.39	17,000,000.00	8,100,000.00	06/24/25	126,132.21	0.13450	12/31/24	01/05/26	I/O
25	305550025	7,701,221.59	8,760,297.63	16,925,000.00	05/01/25	78,613.50	0.20470	06/30/23	11/05/25	181
48	305550048	3,611,293.45	4,191,076.68	4,100,000.00	03/01/25	(7,839.50)	(0.04340)	06/30/23	11/05/25	181
Totals		103,274,316.43	104,951,374.31	59,225,000.00		3,447,895.21

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310930237	OF	IL	08/02/22	13

Special Servicer is in communication with Borrower's representatives, and is evaluating the Loan and collateral in order to determine the appropriate next steps for the Loan. The Loan is current on debt service payments, and cash management is active. A Receiver has been appointed to control the collateral as of September 2025.

16	305550016	RT	NY	10/04/18	7

- The property is currently in REO, with the Special Servicer having appointed a property manager and leasing agent.- Lease extension has been executed with the current tenant and the property maintains full occupancy. Special Servicer will assess strategy for property disposition. The current plans entails taking this to market in Q1 2026.

25	305550025	LO	Various	12/14/18	13

Loan is secured by a 113-room Shilo Inn in Ocean Shores, WA and an 84-room Shilo Inn in Nampa, ID. Forbearance was previously executed but the Loan remains in Payment Default. Borrower filed bankruptcy prior to the foreclosure sale.

Lender is dual tracking negotiations and stay relief in the bankruptcy. Interest only payments have been received. Borrower indicates it has a Lender for a payoff with partial waivers. Negotiations are in process and may include a partial collateral release in the BK. Court has now set plan filing deadlines by the end of September.

48	305550048	LO	OR	11/30/18	13

Loan is secured by a 63-room Shilo Inn in Warrenton, OR. A forbearance was previously executed but Loan remains in payment default. The Borrower filed bankruptcy prior to the foreclosure sale. Lender is dual tracking negotiations. Interest

Only payments have been received. Borrower indicates it has a Lender for a payoff with partial waivers. Court has now set plan filing deadlines by the end of September.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	305550033	7,127,422.85	5.01800%	7,127,422.85 5.01800%		10	08/06/20	08/06/20	09/11/20
Totals		7,127,422.85		7,127,422.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	310932832	05/17/23	22,470,236.35	36,000,000.00	23,170,015.02	462,923.14	23,170,015.02	22,707,091.88	0.00	0.00	(450.00)	450.00	0.00%
36	310932662	02/18/21	6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	456,519.35	1,080,060.73	15.76%
42	305550042	07/15/22	5,465,209.56	4,600,000.00	4,786,867.52	1,090,511.92	4,786,867.52	3,696,355.60	1,768,853.96	0.00	223,127.47	1,545,726.49	25.33%
43	305550043	04/17/25	4,967,880.18	360,000.00	1,086,006.46	462,923.61	1,086,006.46	623,082.85	4,344,797.33	0.00	9,725.00	4,335,072.33	72.85%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			39,241,348.48	46,160,000.00	35,593,075.57	3,765,102.93	35,593,075.57	31,827,972.64	7,650,231.37	0.00	688,921.82	6,961,309.55

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	310932832	09/15/23	0.00	0.00	450.00	0.00	0.00	450.00	0.00	0.00	450.00
		05/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	310932662	12/17/24	0.00	0.00	1,080,060.73	0.00	0.00	(297.00)	0.00	0.00	1,080,060.73
		10/17/23	0.00	0.00	1,080,357.73	0.00	0.00	(27,016.67)	0.00	0.00
		09/15/23	0.00	0.00	1,107,374.40	0.00	0.00	(237,256.95)	0.00	0.00
		06/16/23	0.00	0.00	1,344,631.35	0.00	0.00	28,796.17	0.00	0.00
		05/17/23	0.00	0.00	1,315,835.18	0.00	0.00	(4,943.01)	0.00	0.00
		04/17/23	0.00	0.00	1,320,778.19	0.00	0.00	(215,801.89)	0.00	0.00
		02/18/21	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00
42	305550042	08/17/23	0.00	0.00	1,545,726.49	0.00	0.00	(219,015.84)	0.00	0.00	1,545,726.49
		06/16/23	0.00	0.00	1,764,742.33	0.00	0.00	(4,111.63)	0.00	0.00
		07/15/22	0.00	0.00	1,768,853.96	0.00	0.00	1,768,853.96	0.00	0.00
43	305550043	07/17/25	0.00	0.00	4,335,072.33	0.00	0.00	(9,725.00)	0.00	0.00	4,335,072.33
		04/17/25	0.00	0.00	4,344,797.33	0.00	0.00	4,344,797.33	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,961,309.55	0.00	0.00	6,961,309.55	0.00	0.00	6,961,309.55

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	210,455.56	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,651.50	0.00	0.00	78,152.98	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	10,303.42	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,797.33	0.00	0.00	298,911.96	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		325,709.29

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Supplemental Notes
None

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